Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2024 and December 31, 2023, along with the financial information required for each fiscal year. As a pre-commercial biotechnology company, we do not use Net Income (Loss) performance in determining our executive compensation, and as a smaller reporting company, we are not required to choose a “Company Selected Measure.” Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3) ($)	Net Income (Loss) ($M)
2024	2,589,035	4,954,025	1,314,261	2,021,363	213.47	(47.91)
2023	1,687,298	1,107,263	793,882	567,277	69.43	(29.07)

(1) Ms. Jennifer Good served as our PEO for the fiscal years ended December 31, 2023 and December 31, 2024. Our non-PEO NEOs for the fiscal year ended December 31, 2023 were Dr. David Clark, our former Chief Medical Officer, and Dr. Thomas Sciascia, our Chief Scientific Officer. Our non-PEO NEOs for the fiscal year ended December 31, 2024 were Dr. James Cassella, our Chief Development Officer, and Ms. Lisa Delfini, our Chief Financial Officer.

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	2024		2023
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Total Compensation from Summary Compensation Table	2,589,035	1,314,261	1,687,298	793,882
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,601,781)	(872,216)	(851,399)	(212,850)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,825,276	1,272,035	341,324	85,331
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	744,655	192,013	(120,418)	(87,704)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	396,839	115,270	50,458	(11,382)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Compensation Actually Paid	4,954,025	2,021,363	1,107,263	567,277

(3) Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock made after the market closed on December 31, 2022.

Named Executive Officers, Footnote

(1) Ms. Jennifer Good served as our PEO for the fiscal years ended December 31, 2023 and December 31, 2024. Our non-PEO NEOs for the fiscal year ended December 31, 2023 were Dr. David Clark, our former Chief Medical Officer, and Dr. Thomas Sciascia, our Chief Scientific Officer. Our non-PEO NEOs for the fiscal year ended December 31, 2024 were Dr. James Cassella, our Chief Development Officer, and Ms. Lisa Delfini, our Chief Financial Officer.

PEO Total Compensation Amount	$ 2,589,035	$ 1,687,298
PEO Actually Paid Compensation Amount	$ 4,954,025	1,107,263
Adjustment To PEO Compensation, Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	2024		2023
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Total Compensation from Summary Compensation Table	2,589,035	1,314,261	1,687,298	793,882
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,601,781)	(872,216)	(851,399)	(212,850)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,825,276	1,272,035	341,324	85,331
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	744,655	192,013	(120,418)	(87,704)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	396,839	115,270	50,458	(11,382)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Compensation Actually Paid	4,954,025	2,021,363	1,107,263	567,277

Non-PEO NEO Average Total Compensation Amount	$ 1,314,261	793,882
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,021,363	567,277
Adjustment to Non-PEO NEO Compensation Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP include:

	2024		2023
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Total Compensation from Summary Compensation Table	2,589,035	1,314,261	1,687,298	793,882
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,601,781)	(872,216)	(851,399)	(212,850)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,825,276	1,272,035	341,324	85,331
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	744,655	192,013	(120,418)	(87,704)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	396,839	115,270	50,458	(11,382)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Compensation Actually Paid	4,954,025	2,021,363	1,107,263	567,277

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income (Loss)
Tabular List, Table

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) for each of the last two completed fiscal years and the following measures:

•
Trevi’s cumulative total shareholder return, or TSR; and
•
Trevi’s Net Income (Loss).

Total Shareholder Return Amount	$ 213.47	69.43
Net Income (Loss)	$ (47,910,000)	$ (29,070,000.00)
PEO Name	Jennifer Good	Jennifer Good
Measure:: 1
Pay vs Performance Disclosure
Name	Trevi’s cumulative total shareholder return, or TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Trevi’s Net Income (Loss).
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,601,781)	$ (851,399)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,825,276	341,324
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,655	(120,418)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,839	50,458
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(872,216)	(212,850)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,272,035	85,331
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,013	(87,704)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 115,270	$ (11,382)